Finance cost - Net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Finance Income Expense [Abstract]
Summary of Net Finance (Cost) Income

The net finance (cost) income is comprised of the following for the years ended December 31, 2015, 2016 and 2017:

	2015		2016		2017
Interest income from cash equivalents	Ps.	81,489	Ps.	182,426	Ps.	354,439
Interest on recovered taxes		3,465		16,199		8,791
Gain on derivative financial investments		—		68,261		34,361
Other		5,935		12,684		23,144
Total interest income		90,889		279,570		420,735
Interest cost from bank loans		(71,881)		(107,680)		(124,438)
Loss on financial investments held for trading purposes		(242)		(2)		—
Commissions for bank loans		(1,901)		—		(32)
Other financing costs		(8,594)		(24,620)		(18,362)
Interest cost for debt securities		(126,686)		(249,406)		(476,375)
Total interest expense		(209,304)		(381,708)		(619,207)
Foreign exchange gains		222,292		759,965		1,025,183
Foreign exchange loss		(560,687)		(1,260,859)		(926,100)
Foreign exchange gains (loss) - Net		(338,395)		(500,894)		99,083
Finance cost - Net	Ps.	(456,810)	Ps.	(603,032)	Ps.	(99,389)